Employee benefits - Plan assets by fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 878,785	$ 799,935
Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	194,442	178,983
Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	334,524	312,688
Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	101,081	116,254
Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	132,238	87,642
Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	98,431	82,030
Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	4,526	4,490
Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	5,777
Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	70	74
Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	9,626	7,401
Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	3,847	4,596
Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	204,716	175,738
Level 1 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	101,081	116,254
Level 1 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	94,009	52,083
Level 1 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	9,626	7,401
Level 1 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	556,164	522,528
Level 2 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	187,065	171,744
Level 2 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	326,344	304,958
Level 2 | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	38,229	35,559
Level 2 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	4,526	4,490
Level 2 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	5,777
Level 2 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	3,917	4,670	$ 5,092
Level 3 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	70	74
Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	3,847	4,596
Measured at NAV
Defined Benefit Plan Disclosure
Fair value of plan assets	113,988	96,999
Measured at NAV | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	7,377	7,239
Measured at NAV | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	8,180	7,730
Measured at NAV | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	98,431	82,030
Measured at NAV | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Measured at NAV | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 0	$ 0